Vessels, net (Details) - USD ($) $ in Thousands	6 Months Ended	12 Months Ended
	Jun. 30, 2017	Dec. 31, 2016
Beginning Balance, Historical Cost	$ 355,700	$ 355,700
Additions	357,138	0
Ending Balance, Historical Cost	712,838	355,700
Depreciation for the year	(10,488)	(10,487)
Accumulated depreciation	(23,597)	(13,109)
Vessels, net	689,241	342,591
Vessel [Member]
Beginning Balance, Historical Cost	352,433	352,433
Additions	353,738	0
Ending Balance, Historical Cost	706,171	352,433
Depreciation for the year	(9,688)	(9,687)
Accumulated depreciation	(21,797)	(12,109)
Vessels, net	684,374	340,324
Dry docking [Member]
Beginning Balance, Historical Cost	3,267	3,267
Additions	3,400	0
Ending Balance, Historical Cost	6,667	3,267
Depreciation for the year	(800)	(800)
Accumulated depreciation	(1,800)	(1,000)
Vessels, net	$ 4,867	$ 2,267